Accounts receivable (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Maturity analysis of note receivables [Abstract]
Accounts Receivables	R$ 16,076,540	R$ 10,507,122
Due within 30 days [Member]
Maturity analysis of note receivables [Abstract]
Accounts Receivables	6,951,315	4,901,532
Due within 31 to 120 days [Member]
Maturity analysis of note receivables [Abstract]
Accounts Receivables	6,129,039	3,924,348
Due within 121 to 180 days [Member]
Maturity analysis of note receivables [Abstract]
Accounts Receivables	1,509,449	869,207
Due within 181 to 360 days [Member]
Maturity analysis of note receivables [Abstract]
Accounts Receivables	1,453,167	782,092
Due after 360 days [Member]
Maturity analysis of note receivables [Abstract]
Accounts Receivables	R$ 33,570	R$ 29,943